BANK BORROWING - Additional details (Details)						12 Months Ended
	Mar. 05, 2021 USD ($)	Mar. 05, 2021 CNY (¥)	Apr. 01, 2020 USD ($)	Apr. 01, 2020 CNY (¥)	Mar. 24, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Mar. 24, 2020 CNY (¥)
Line of Credit Facility [Line Items]
Amount drawn						$ 7,750,977	$ 1,448,394
Bank borrowing							1,532,567
Bank of Communications | Credit facility agreement
Line of Credit Facility [Line Items]
Term of credit facility					2 years
Maximum borrowing capacity					$ 1,448,394					¥ 10,000,000
Amount drawn	$ 7,750,977	¥ 50,000,000	$ 1,448,394	¥ 10,000,000
Fixed interest rate	3.85%	3.85%			4.785%
Accounts receivable pledged as the collateral					$ 14,852,115					¥ 105,000,000
Bank borrowing							1,532,567		¥ 10,000,000
Interest expense arising from the bank borrowing						$ 88,518	$ 50,824	$ 0